Retirement Benefits (Schedule of Estimated Amounts That Will Be Amortized from Accumulated Other Comprehensive in the Next Fiscal Year) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Domestic Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 54
Domestic Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	1
Foreign Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(2)
Net actuarial loss	90
Projected cost (credit)	88
Foreign Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(2)
Net actuarial loss	0
Projected cost (credit)	$ (2)